INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
INVENTORIES
4. INVENTORIES

	At December 31,
	2015	2016
Raw materials	$44,208,096	$21,112,892
Work-in-process	27,302,298	27,941,926
Finished goods	121,660,725	94,921,237
Total inventories	$193,171,119	$143,976,055

For the year ended December 31, 2014, 2015 and 2016, inventory was written down by $808,031, $619,858 and $1,963,411, respectively, to reflect the lower of cost or market.